UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F -HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2009
                                               ------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Ridgecrest Investment Management, LLC
Address:      767 Third Avenue, 20th Floor
              New York, NY 10017


Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Todd McElroy
Title:   Chief Financial Officer
Phone:   (646) 827-2698

Signature, Place, and Date of Signing:

/s/ Todd McElroy            New York, New York             November 12, 2009
----------------            ------------------             -----------------
  [Signature]                  [City, State]                     [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                         0
                                                 -------------

Form 13F Information Table Entry Total:                   88
                                                 -------------

Form 13F Information Table Value Total:                $67,774
                                                 --------------
                                                   (thousands)




List of Other Included Managers:

None


 COLUMN 1                     COLUMN 2         COLUMN 3     COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8
                                                                         SHRS
                                                             VALUE      OR PRN SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP         (X1000)    AMOUNT PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

AECOM TECHNOLOGY CORP DELAWA    COM               00766T100     814    30,000   SH        Sole                   30,000
ALCATEL-LUCENT                  SPONSORED ADR     013904305   1,078   240,000   SH        Sole                  240,000
ALCOA INC                       COM               013817101   1,312   100,000   SH        Sole                  100,000
AMERICAN EAGLE OUTFITTERS NE    COM               02553E106     759    45,000   SH        Sole                   45,000
AMGEN INC                       COM               031162100     602    10,000   SH        Sole                   10,000
ANNTAYLOR STORES CORP           COM               036115103     795    50,000   SH        Sole                   50,000
ASHLAND INC NEW                 COM               044209104   1,297    30,000   SH        Sole                   30,000
ATLAS AIR WORLDWIDE HLDGS INS   COM NEW           049164205     879    27,500   SH        Sole                   27,500
AVAGO TECHNOLOGIES LTD          COM               Y0486S104     683    40,000   SH        Sole                   40,000
BANK OF AMERICA CORPORATION     COM               060505104   1,777   105,000   SH        Sole                  105,000
BIOVAIL CORP                    COM               09067J109     801    51,900   SH        Sole                   51,900
BJS WHOLESALE CLUB INC          COM               05548J106   1,087    30,000   SH        Sole                   30,000
BLOCK H & R INC                 COM               093671105     735    40,000   SH        Sole                   40,000
BROADRIDGE FINL SOLUTIONS IN    COM               11133T103   1,206    60,000   SH        Sole                   60,000
BROCADE COMMUNICATIONS SYS I    COM NEW           111621306     393    50,000   SH        Sole                   50,000
CALGON CARBON CORP              COM               129603106     445    30,000   SH        Sole                   30,000
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH   167250109     934    50,000   SH        Sole                   50,000
CHINA NAT GAS INC               COM NEW           168910206     485    40,050   SH        Sole                   40,050
CHINA-BIOTICS INC               COM               16937B109     400    25,000   SH        Sole                   25,000
CITIZENS REPUBLIC BANCORP IN    COM               174420109     152   200,000   SH        Sole                  200,000
CITRIX SYSTEMS INC              COM               177376100     785    20,000   SH        Sole                   20,000
COMSCORE INC                    COM               20564W105     360    20,000   SH        Sole                   20,000
COVANTA HLDG CORP               COM               22282E102     680    40,000   SH        Sole                   40,000
CVS CAREMARK CORPORATION        COM               126650100   1,608    45,000   SH        Sole                   45,000
DIAMOND FOODS INC               COM               252603105   1,110    35,000   SH        Sole                   35,000
DYCOM INDS INC                  COM               267475101     308    25,000   SH        Sole                   25,000
E M C CORP MASS                 COM               268648102   1,022    60,000   SH        Sole                   60,000
ENERGYSOLUTIONS INC             COM               292756202     369    40,000   SH        Sole                   40,000
ENTEGRIS INC                    COM               29362U104     693   140,000   SH        Sole                  140,000
ENTROPIC COMMUNICATIONS INC     COM               29384R105     343   125,000   SH        Sole                  125,000
FAIRCHILD SEMICONDUCTOR INTL    COM               303726103     614    60,000   SH        Sole                   60,000
FEDERAL SIGNAL CORP             COM               313855108     360    50,000   SH        Sole                   50,000
FEDEX CORP                      COM               31428X106   1,128    15,000   SH        Sole                   15,000
FIFTH THIRD BANCORP             COM               316773100     304    30,000   SH        Sole                   30,000
FLOTEK INDS INC DEL             COM               343389102      82    40,000   SH        Sole                   40,000
F M C CORP                      COM NEW           302491303   1,688    30,000   SH        Sole                   30,000
GATX CORP                       COM               361448103     839    30,000   SH        Sole                   30,000
GENWORTH FINL INC               COM CL A          37247D106     657    55,000   SH        Sole                   55,000
GOODYEAR TIRE & RUBR CO         COM               382550101   1,277    75,000   SH        Sole                   75,000
GREAT LAKES DREDGE & DOCK CO    COM               390607109     216    31,000   SH        Sole                   31,000
GREIF INC                       CL A              397624107   1,652    30,000   SH        Sole                   30,000
HARBIN ELECTRIC INC             COM               41145W109     675    40,000   SH        Sole                   40,000
HEXCEL CORP NEW                 COM               428291108     286    25,000   SH        Sole                   25,000
INVESCO LTD                     COM               G491BT108     910    40,000   SH        Sole                   40,000
JPMORGAN CHASE & CO             COM               46625H100   1,753    40,000   SH        Sole                   40,000
KBW INC                         COM               482423100     644    20,000   SH        Sole                   20,000
LAMAR ADVERTISING CO            COM               512815101     686    25,000   SH        Sole                   25,000
LINCOLN NATL CORP IND           COM               534187109     907    35,000   SH        Sole                   35,000
LOWE'S COS INC                  COM               548661107     838    40,000   SH        Sole                   40,000
MASTEC INC                      COM               576323109     608    50,000   SH        Sole                   50,000
MATTEL INC                      COM               577081102     646    35,000   SH        Sole                   35,000
MAXWELL TECHNOLOGIES INC        COM               577767106     466    25,300   SH        Sole                   25,300
MCDERMOTT INTL INC              COM               580037109   1,011    40,000   SH        Sole                   40,000
MICROSOFT CORP                  COM               594918104   1,415    55,000   SH        Sole                   55,000
MOTOROLA INC                    COM               620076109     859   100,000   SH        Sole                  100,000
MUELLER WTR PRODS INC           COM SER A         624758108     548   100,000   SH        Sole                  100,000
MYLAN INC                       COM               628530107     400    25,000   SH        Sole                   25,000
MYR GROUP INC DEL               COM               55405W104     316    15,000   SH        Sole                   15,000
NATURAL GAS SERVICES GROUP      COM               63886Q109     617    35,000   SH        Sole                   35,000
NAVIGANT CONSULTING INC         COM               63935N107     540    40,000   SH        Sole                   40,000
NUSTAR GP HOLDINGS LLC          UNIT RESTG LLC    67059L102     496    20,000   SH        Sole                   20,000
ORCHIDS PAPER PRODS CO DEL      COM               68572N104     130     6,500   SH        Sole                    6,500
ORION MARINE GROUP INC          COM               68628V308   1,370    66,695   SH        Sole                   66,695
OWENS ILL INC                   COM NEW           690768403   1,657    44,900   SH        Sole                   44,900
PETROHAWK ENERGY CORP           COM               716495106     605    25,000   SH        Sole                   25,000
PETROLEO BRASILEIRO SA PETRO    SP ADR NON VTG    71654V101   1,179    30,000   SH        Sole                   30,000
PLATO LEARNING INC              COM               72764Y100     324    75,000   SH        Sole                   75,000
QUANEX BUILDING PRODUCTS COR    COM               747619104     287    20,000   SH        Sole                   20,000
RINO INTERNATIONAL CORPORATI    COM               766883102     423    20,000   SH        Sole                   20,000
ROSETTA RESOURCES INC           COM               777779307     514    35,000   SH        Sole                   35,000
RPM INTL INC                    COM               749685103     555    30,000   SH        Sole                   30,000
SAKS INC                        COM               79377W108     341    50,000   SH        Sole                   50,000
SANMINA SCI CORP                COM NEW           800907206     387    45,000   SH        Sole                   45,000
SCHERING PLOUGH CORP            COM               806605101   1,695    60,000   SH        Sole                   60,000
SEMITOOL INC                    COM               816909105     507    60,000   SH        Sole                   60,000
SOLUTIA INC                     COM NEW           834376501     926    80,000   SH        Sole                   80,000
STERLING CONSTRUCTION CO INC    COM               859241101     716    40,000   SH        Sole                   40,000
STONERIDGE INC                  COM               86183P102     354    50,000   SH        Sole                   50,000
TERADYNE INC                    COM               880770102     463    50,000   SH        Sole                   50,000
TERRA INDS INC                  COM               880915103   1,040    30,000   SH        Sole                   30,000
TITAN INTL INC ILL              COM               88830M102     223    25,000   SH        Sole                   25,000
TRUEBLUE INC                    COM               89785X101     704    50,000   SH        Sole                   50,000
UAL CORP                        COM NEW           902549807     231    25,000   SH        Sole                   25,000
VENOCO INC                      COM               92275P307     691    60,000   SH        Sole                   60,000
VIRGIN MEDIA INC                COM               92769L101   1,740   125,000   SH        Sole                  125,000
WASHINGTON FEDERAL INC          COM               938824109     253    15,000   SH        Sole                   15,000
WEATHERFORD INTL LTD            COM               H27013103     518    25,000   SH        Sole                   25,000
ZHONGPIN INC                    COM               98952K107     442    30,000   SH        Sole                   30,000

                                                             67,774